SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, NY 10017

Tel: (212) 455-2000

Fax: (212) 455-2502

March 6, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	Legg Mason Partners Series Funds, Inc.
File Nos. 333-135939 and 811-06087

Ladies and Gentlemen:

On behalf of Legg Mason Partners Series Funds, Inc. (the “Company”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the definitive form of the Company’s prospectus with respect to Legg Mason Partners Small Cap Growth Fund and statement of additional information that would have been filed in accordance with Rule 497(c) under the Securities Act do not differ from those contained in Post-Effective Amendment No. 47, the most recent amendment to the Company’s Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on March 2, 2007, and which became effective on March 2, 2007.

If you have any questions in connection with this filing, please call Celine Hwang (212-455-7761) of this firm.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP
Simpson Thacher & Bartlett LLP